Unaudited Condensed Consolidated Statements of Operations and Other Comprehensive Loss	6 Months Ended
	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Profit or loss [abstract]
Revenue	RM 82,650,000	$ 18,448,661	RM 31,622,948	$ 6,882,034
Cost of sale	(79,900,000)	(17,834,821)	(28,837,315)	(6,275,803)
Gross profit	2,750,000	613,840	2,785,633	606,231
Other income	619,473	138,275	1,004,286	218,561
Administrative expenses	(26,602,513)	(5,938,061)	(33,929,567)	(7,384,019)
Other operating expenses	(5,221,430)	(1,165,498)	(315,941)	(68,758)
Finance costs	(2,828)	(631)	(5,916)	(1,287)
Loss before tax	(28,457,298)	(6,352,075)	(30,461,505)	(6,629,272)
Tax expense	920,864	205,550	11,582,793	2,520,738
Loss for the financial period	(27,536,434)	(6,146,525)	(18,878,712)	(4,108,534)
Other comprehensive income/(loss) for the financial period, net of tax
(Loss)/gain on foreign currency translation	(1,132,747)	(252,845)	3,070,107	668,141
Total comprehensive loss for the financial period	(28,669,181)	(6,399,370)	(15,808,605)	(3,440,393)
Loss for the financial period attributable to:
Owners of the Company	(27,536,434)	(6,146,525)	(19,190,171)	(4,176,316)
Non-controlling interests			311,459	67,782
Loss for the financial period	(27,536,434)	(6,146,525)	(18,878,712)	(4,108,534)
Total comprehensive loss attributable to:
Owners of the Company	(28,669,181)	(6,399,370)	(16,120,064)	(3,508,175)
Non-controlling interests			311,459	67,782
Profit for the financial year	RM (28,669,181)	$ (6,399,370)	RM (15,808,605)	$ (3,440,393)
Weighted average shares outstanding:
Basic (in Shares)	26,437,500	26,437,500	26,437,500	26,437,500
Diluted (in Shares)	26,437,500	26,437,500	26,437,500	26,437,500
Loss per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)	RM (1.04)	$ (0.23)	RM (0.73)	$ (0.16)
Diluted (in Dollars per share and Ringgits per share) | (per share)	RM (1.04)	$ (0.23)	RM (0.73)	$ (0.16)